Group Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Cash generated from operating activities	£ 3,717	£ 4,122
Dividends received from associates	168	196
Tax paid	(1,576)	(1,153)
Net cash generated from operating activities	2,309	3,165
Cash flows from investing activities
Interest received	85	84
Purchases of property, plant and equipment	(103)	(116)
Proceeds on disposal of property, plant and equipment	21	50
Purchases of intangibles	(42)	(31)
Proceeds on disposal of intangibles	8	0
Purchases of investments	(59)	(206)
Proceeds on disposals of investments	73	99
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(23)	(24)
Net proceeds from disposal of shares in associate, net of tax	1,052	1,577
Net cash generated from investing activities	1,012	1,433
Cash flows from financing activities
Interest paid on borrowings and financing related activities	(879)	(889)
Interest element of lease liabilities	(21)	(18)
Capital element on lease liabilities	(95)	(83)
Proceeds from increases in and new borrowings	3,552	2,370
Reductions in and repayments of borrowings	(3,047)	(1,502)
Outflows relating to derivative financial instruments	(445)	(115)
Purchases of own shares - share buy-back programme	(450)	(366)
Purchases of own shares held in employee share ownership trusts	(61)	(93)
Dividends paid to owners of the parent	(2,609)	(2,605)
Dividends paid to non-controlling interests	(63)	(62)
Other	1	5
Net cash used in financing activities	(4,117)	(3,358)
Net cash flows (used in)/generated from operating, investing and financing activities	(796)	1,240
Differences on exchange	(144)	(63)
(Decrease)/increase in net cash and cash equivalents in the year	(940)	1,177
Net cash and cash equivalents at 1 January	5,104	4,517
Net cash and cash equivalents at period end	4,164	5,694
Cash and cash equivalents per balance sheet	4,404	5,934
Overdrafts and accrued interest	(240)	(240)
Net cash and cash equivalents at period end	£ 4,164	£ 5,694